Investment Strategy	Oct. 02, 2025
Principal LifeTime 2015 Fund
Prospectus [Line Items]
Strategy [Heading]	In the Principal Investment Strategies section, delete the fourth paragraph in its entirety and replace with the following:
Strategy Narrative [Text Block]
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal LifeTime Hybrid 2015 Fund
Prospectus [Line Items]
Strategy [Heading]	In the Principal Investment Strategies section, delete the fourth paragraph in its entirety and replace with the following:
Strategy Narrative [Text Block]
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.